Tax Matters (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Deferred Taxes Movement
The movements in deferred taxes in the Telefónica Group in 2023 and 2022 are as follows:

Millions of euros	Deferred tax assets	Deferred tax liabilities
Balance at December 31, 2022	4,884	3,067
Additions	2,040	383
Disposals	(760)	(673)
Transfers	15	21
Translation differences and hyperinflation adjustments	61	(92)
Company movements and others	—	(4)
Balance at December 31, 2023	6,240	2,702

Millions of euros	Deferred tax assets	Deferred tax liabilities
Balance at December 31, 2021	5,616	2,602
Additions	1,080	685
Disposals	(1,877)	(400)
Transfers	21	(30)
Translation differences and hyperinflation adjustments	42	184
Company movements and others	2	26
Balance at December 31, 2022	4,884	3,067
The estimated realization of deferred tax assets and liabilities recognized in the consolidated statement of financial position in 2023 is as follows:

Millions of euros
12/31/2023	Total	Less than 1 year	More than 1 year
Deferred tax assets	6,240	779	5,461
Deferred tax liabilities	2,702	370	2,332

Millions of euros	12/31/2023	12/31/2022
Tax credits for loss carryforwards	2,803	2,011
Unused tax deductions	733	565
Deferred tax assets for temporary differences	2,704	2,308
Total deferred tax assets	6,240	4,884
The movements in Tax credits for loss carryforwards in the Telefónica Group in 2023 and 2022 are as follows:

Location of the company (Millions of euros)	Balance at 12/31/2022	Additions	Reversals	Perimeter changes	Translation differences and other	Balance at 12/31/2023
Spain	457	725	(75)	—	3	1,110
Germany	810	189	(120)	—	—	879
Latin America	741	133	(113)	—	53	814
Other	3	—	(3)	—	—	—
Total tax credits for loss carryforwards	2,011	1,047	(311)	—	56	2,803

Location of the company (Millions of euros)	Balance at 12/31/2021	Additions	Reversals	Perimeter changes	Translation differences and other	Balance at 12/31/2022
Spain	999	58	(600)	—	—	457
Germany	778	153	(122)	1	—	810
Latin America	861	64	(216)	—	32	741
Other	1	3	(1)	—	—	3
Total tax credits for loss carryforwards	2,639	278	(939)	1	32	2,011
The Spanish tax group considers that unused tax loss carryforwards in Spain, taking into account tax litigation in which the group is involved, amount to 4,628 million euros at December 31, 2023:

Millions of euros	Total	Less than 1 year	More than 1 year
Tax loss carryforwards generated in the tax group	2,633	—	2,633
Tax loss carryforwards generated before consolidation in the tax group	1,995	—	1,995
The sources of deferred tax assets and liabilities from temporary differences recognized at December 31, 2023 and 2022 are as follows:

Millions of euros	12/31/2023	12/31/2022
Goodwill and intangible assets	787	828
Property, plant and equipment	378	473
Personnel commitments	1,498	1,278
Provisions	1,062	935
Inventories and receivables	330	324
Rights of use	48	51
Lease liabilities	994	1,049
Other concepts	489	267
Total deferred tax assets for temporary differences	5,586	5,205
Deferred tax assets and liabilities offset	(2,882)	(2,897)
Total deferred tax assets for temporary differences registered in the statement of financial position	2,704	2,308

Millions of euros	12/31/2023	12/31/2022
Goodwill and intangible assets	1,928	1,970
Property, plant and equipment	1,105	1,282
Personnel commitments	2	12
Provisions	454	447
Investments in subsidiaries, associates and other shareholdings	327	374
Inventories and receivables	—	—
Rights of use	1,023	1,046
Other concepts	743	833
Total deferred tax liabilities for temporary differences	5,584	5,964
Deferred tax assets and liabilities offset	(2,882)	(2,897)
Total deferred tax liabilities for temporary differences registered in the statement of financial position	2,702	3,067

Schedule of Tax Payables and Receivables
Current tax payables and receivables at December 31, 2023 and 2022 are as follows:

Millions of euros	Balance at 12/31/2023	Balance at 12/31/2022
Tax payables
Tax withholdings	111	96
Indirect taxes	561	390
Social security	117	114
Current income taxes payable	769	957
Other	311	363
Total	1,869	1,920

Millions of euros	Balance at 12/31/2023	Balance at 12/31/2022
Tax receivables
Indirect taxes	493	569
Current income taxes receivable	598	1,549
Other	102	95
Total	1,193	2,213

Schedule of Reconciliation of Book Profit before Taxes on Taxable Income
The reconciliation between book profit before tax and the income tax expense from continuing operations for 2023, 2022 and 2021 is as follows:

Millions of euros	2023	2022	2021
Accounting profit before tax	(1,473)	2,960	12,095
Tax expense at prevailing statutory rate	(248)	797	2,768
Permanent differences	442	(793)	(1,705)
Changes in deferred tax charge due to changes in tax rates	—	1	51
(Capitalization)/reversal of tax deduction and tax relief	(173)	88	225
(Capitalization)/reversal of loss carryforwards	(855)	197	(307)
Increase/(decrease) in tax expense arising from temporary differences	11	43	84
Other concepts	(76)	308	262
Corporate income tax	(899)	641	1,378
Breakdown of current/deferred tax expense
Current tax expense	473	(218)	831
Deferred tax expense	(1,372)	859	547
Total Corporate income tax	(899)	641	1,378